DEPOSITS BY CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
DEPOSITS BY CUSTOMERS.
Schedule of detail of deposits

Deposits	December 31, 2023	December 31, 2022
In millions of COP
Saving accounts(1)(2)	108,971,334	118,443,600
Time deposits(2)	98,686,516	87,138,067
Checking accounts(2)	34,993,066	40,808,856
Other deposits(1)	5,290,264	4,601,800
Total deposits by customers	247,941,180	250,992,323

(1) As of December 31, 2023 and 2022 includes Nequi Deposits by COP 2,924,906 and COP 1,724,123, respectively.

(2) The variation in time deposits is mainly due to the increase in interest rates, which has led to a greater preference for fixed income instruments and a decrease in savings and checking accounts.

Schedule of time deposits issued by bank

The following table details the time deposits issued by the Bank:

As of December 31, 2023

Time deposits	Effective interest rate		December 31, 2023
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	15.52%	17,641,158	17,494,878
Between 6 months and 12 months	0.50%	17.32%	18,422,400	18,314,065
Between 12 months and 18 months	0.85%	20.52%	17,523,847	17,647,508
Greater than 18 months	0.01%	20.86%	45,099,111	46,629,404
Total time deposits			98,686,516	100,085,855

(1) See Note 30. Fair value of assets and liabilities.

As of December 31, 2022

Time deposits	Effective interest rate		December 31, 2022
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	16.57%	16,922,753	16,900,555
Between 6 months and 12 months	0.50%	17.41%	14,279,083	14,234,825
Between 12 months and 18 months	0.50%	19.51%	13,692,773	13,571,248
Greater than 18 months	0.40%	22.10%	42,243,458	40,942,920
Total time deposits			87,138,067	85,649,548

(1) See Note 30. Fair value of assets and liabilities.

Schedule of time deposits issued by the bank by maturity

The detail of time deposits issued by the Bank by maturity is as follows:

As of December 31, 2023

December 31, 2023
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	71,178,788	71,315,171
Between 1 and 3 years	13,715,792	13,949,647
Between 3 and 5 years	3,197,528	3,256,102
Greater than 5 years	10,594,408	11,564,935
Total	98,686,516	100,085,855

(1) See Note 30. Fair value of assets and liabilities.

As of December 31, 2022

December 31, 2022
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	60,256,684	60,113,046
Between 1 and 3 years	14,930,613	14,621,696
Between 3 and 5 years	4,318,988	4,017,350
Greater than 5 years	7,631,782	6,897,456
Total	87,138,067	85,649,548

(1) See Note 30. Fair value of assets and liabilities.